INCOME TAXES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2021
INCOME TAXES
Net operating loss carryover	$ 1,668,130	$ 1,455,884	$ 1,455,884	$ 706,724
Less: valuation allowance	1,668,130	1,455,884	(1,455,884)	(706,724)
Net provision for Federal income taxes	$ 0	$ 0	$ 0	$ 0